UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment  Company  Act  file  number          811-4204

               PC&J  Preservation  Fund
     (Exact  name  of  registrant  as  specified  in  charter)

     120 West Third Street, Suite 300, Dayton, Ohio 45402-1819 (Address of principal executive offices)
(Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
45402-1819
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600

Date  of  fiscal  year  end:     December  31

Date  of  reporting  period:       September  30,  2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  SCHEDULE  OF  INVESTMENTS.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS
September  30,  2004
(UNAUDITED)


                                           Principal     Market     Percent of
Security                                    Amount        Value     Net Assets

U.S. GOVERNMENT AND AGENCY
STEP-UP OBLIGATIONS:

Maturity of 5 - 10 years:
----------------------------------------
Federal Home Ln Bks Step Up Note          $ 1,600,000  $1,602,576
4.250% Due 12-21-09
Federal Natl Mtg Assn Step Up Note            765,000     759,171
3.000% Due 02-26-10
                                                        2,361,747        13.3%

Maturity of 10 - 20 years:
----------------------------------------
Federal Home Ln Bks Step Up Note              750,000     762,345
4.000% Due 05-07-15
Federal Home Ln Mtg Corp                    1,500,000   1,501,290
3.500% Due 12-05-17
Federal Home Ln Bks                         2,000,000   1,997,940
4.250% Due 06-04-18
Federal Home Ln Bks                           500,000     475,305
4.250% Due 07-16-18
Federal Home Loan Mortgage Corp Step Up       750,000     765,427
4.999% Due 09-21-18
Federal Home Ln Mtg Corp                      500,000     500,115
4.250% Due 11-05-18
Federal Natl Mtg Assn Mtn                     300,000     297,945
5.000% Due 09-17-19
                                                        6,300,367        35.5%

TOTOAL U.S. GOVERNMENT AND
AGENCY STEP-UP OBLIGATIONS
(Cost $8,657,140)                                       8,662,114        48.8%

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of 1 - 5 years:
----------------------------------------
Cleveland OH Airport                          365,000     378,877
6.490% Due 01-01-06
Chicago Heights IL                        $   170,000  $  187,474
7.350% Due 12-01-07
Minneapolis MN Cmty Dev                       360,000     363,802
10.400% Due 12-01-07
Maricopa Cnty AZ Indl Dv Sr Living            435,000     433,234
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust                   475,000     475,000
6.950% Due 07-01-08
Dayton OH                                     140,000     142,450
6.250% Due 11-01-08
                                                        1,980,837        11.2%

Maturity of 5 - 10 years:
----------------------------------------
Dayton OH Economic Dev Rev                    500,000     552,095
6.380% Due 12-01-09
Baltimore MD                                  435,000     438,263
8.400% Due 07-01-11
Mississippi State GO                          300,000     300,930
6.750% Due 11-01-12
Denver CO City & Cnty Sd 1                    500,000     574,770
6.940% Due 12-15-12
Dayton OH                                     250,000     254,375
6.500% Due 11-01-13
Sacramento CA Redev Agy                       200,000     214,848
6.375% Due 11-01-13
Jackson Cnty MS GO                            135,000     138,104
8.250% Due 03-01-14
                                                        2,473,384        14.0%

Maturity of 10 - 20 years:
----------------------------------------
Jackson Cnty MS                               210,000     214,828
8.250% Due 03-01-15
Ohio State                                    750,000     818,565
7.600% Due 10-01-16
Palmdale CA Redev                             225,000     255,348
7.900% Due 09-01-17
Connecticut St Dev Auth Rev                   500,000     510,885
8.750% Due 10-15-19
                                                        1,799,626        10.2%

Maturity of 20 - 30 years:
----------------------------------------
Broward Cnty FL Professional Sports Fac       500,000     548,925         3.1%
8.110% Due 09-01-28

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $6,708,626)                           6,802,772         38.5%
TOTAL U.S. GOVERNMENT AND AGENCY
STEP-UP AND TAXABLE MUNICIPAL
OBLIGATIONS (Cost $15,365,766)                        $15,464,886         87.3%

SHORT-TERM OBLIGATIONS
First American Treasury Obligations                        33,325
Federated Prime Obligations                             2,000,000

TOTAL SHORT-TERM OBLIGATIONS                            2,033,325        11.4%
(Cost $2,033,325)

TOTAL INVESTMENTS                                     $17,498,211        98.7%
(Cost $17,399,091)

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  SCHEDULE  OF  INVESTMENTS
September  30,  2004
(UNAUDITED)

A.  SECURITY  VALUATIONS

Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

B.  INVESTMENT  TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method.

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the nine months ended September 30, 2004, aggregated $435,000 and $1,012,579, respectively. Purchases and sales of long-term U.S. Government Securities for the nine months ended September 30, 2004, aggregated $1,064,250 and $500,000, respectively.

At September 30, 2004, gross unrealized appreciation on investments was $225,907 and gross unrealized depreciation on investments was $126,787 for a net unrealized appreciation of $99,120 for financial reporting purposes.

ITEM  2.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 17, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J  Preservation  Fund

By:
November  17,  2004         /s/________________________________________________
Date                           Kathleen  Carlson,  Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November  17,  2004          /s/________________________________________________
Date                            Leslie  O.  Parker  III,  President

By:
November  17,  2004          /s/________________________________________________
Date                            Kathleen  Carlson,  Treasurer